Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－ 15 RELATED PARTY TRANSACTIONS

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.